Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2025	Dec. 31, 2024
Customer A and Its affiliates
Statement [line items]
Percentage Of accounts receivable	28.80%	29.10%
Customer C
Statement [line items]
Percentage Of accounts receivable	6.00%	8.70%